Expense Example - Investor A, C, Institutional and Class R - BlackRock Total Return Fund	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,315
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,282
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	$ 1,589